Shareholder Report, Holdings (Details)	Mar. 31, 2026
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Block, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Uber Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.30%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.30%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.20%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.30%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.30%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.20%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.20%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.30%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.20%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Datadog, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.20%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Moderna, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(5.20%)
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Lululemon Athletica, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(5.10%)
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Principal Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(5.00%)
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Public Storage - REIT [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.90%)
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Skyworks Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.90%)
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Paramount Skydance Corp. - Class B [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.90%)
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.90%)
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Kenvue, Inc. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.90%)
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | AES Corp. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.90%)
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | W.R. Berkley Corp. [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(4.90%)
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Percent of Total Short Exposure	19.80%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Percent of Total Short Exposure	10.00%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Percent of Total Short Exposure	10.30%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	10.40%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	19.90%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	10.00%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Consumer Staple Products Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	9.80%
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	9.80%